Discontinued Operations - Additional Information (Details) € in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	[1]
Disclosure of analysis of single amount of discontinued operations [line items]
Net income (loss) from discontinued operations					€ 0	€ (131)	€ (7,331)
Lumoxiti, with AstraZeneca
Disclosure of analysis of single amount of discontinued operations [line items]
Payments for manufacturing costs	$ 6.2	€ 5,900	$ 6.2	€ 5,900

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.